Summary of RSU and PSU Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Performance Share Unit (PSUs)
Outstanding Number of Shares
Granted	359,570
Shares vested	0	0
Forfeited	(6,326)
Outstanding at ending of period	353,244
Weighted Average Fair Value
Granted	$ 33.09
Forfeited	$ 36.22
Outstanding at end of period	$ 33.04
Weighted Average Remaining Contractual Life
Outstanding at end of period	2 years 4 months 6 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	496,000
Granted	409,492
Shares vested	(50,000)
Forfeited	(9,033)
Outstanding at ending of period	846,459
Weighted Average Fair Value
Outstanding at beginning of period	$ 20.26
Granted	$ 34.62
Shares vested	$ 22.30
Forfeited	$ 25.53
Outstanding at end of period	$ 27.05
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 9 months 7 days